Document and Entity Information	Jul. 07, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001091748
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 07, 2020
Entity Registrant Name	ARGO GROUP INTERNATIONAL HOLDINGS, LTD.
Entity Incorporation State Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE